UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

DIVIDEND STRATEGY FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 5.3%
Hotels, Restaurants & Leisure - 1.5%
400,000	McDonald’s Corp.	$23,208,000

Household Durables - 0.4%
458,150	Leggett & Platt Inc.	5,722,294

Media - 1.4%
300,000	Comcast Corp., Class A Shares	4,395,000
475,000	Regal Entertainment Group, Class A Shares	4,769,000
1,258,010	Time Warner Inc.	11,737,233

	Total Media	20,901,233

Specialty Retail - 1.9%
505,820	Gap Inc.	5,705,649
1,039,360	Home Depot Inc.	22,377,421
235,330	Williams-Sonoma Inc.	1,863,814

	Total Specialty Retail	29,946,884

Textiles, Apparel & Luxury Goods - 0.1%
20,000	V.F. Corp.	1,120,400

	TOTAL CONSUMER DISCRETIONARY	80,898,811

CONSUMER STAPLES - 13.8%
Beverages - 1.9%
400,000	Coca-Cola Co.	17,088,000
220,000	PepsiCo Inc.	11,050,600

	Total Beverages	28,138,600

Food & Staples Retailing - 3.8%
1,236,650	Wal-Mart Stores Inc.	58,270,948

Food Products - 6.0%
150,004	Cadbury PLC, ADR	4,845,129
306,000	General Mills Inc.	18,099,900
225,000	H.J. Heinz Co.	8,212,500
1,381,817	Kraft Foods Inc., Class A Shares	38,759,967
932,540	Unilever PLC, ADR	20,441,277

	Total Food Products	90,358,773

Household Products - 2.1%
255,000	Kimberly-Clark Corp.	13,124,850
350,000	Procter & Gamble Co.	19,075,000

	Total Household Products	32,199,850

	TOTAL CONSUMER STAPLES	208,968,171

ENERGY - 13.1%
Energy Equipment & Services - 2.0%
292,110	Baker Hughes Inc.	9,733,105
80,000	Diamond Offshore Drilling Inc.	5,020,800
210,300	Halliburton Co.	3,627,675
276,100	Schlumberger Ltd.	11,267,641

	Total Energy Equipment & Services	29,649,221

Oil, Gas & Consumable Fuels - 11.1%
435,000	BP PLC, ADR	18,474,450
737,389	Chevron Corp.	52,000,672
55,280	ConocoPhillips	2,627,459
40,000	Devon Energy Corp.	2,464,000
750,000	El Paso Corp.	6,135,000
920,229	Exxon Mobil Corp.	70,379,114
195,000	Newfield Exploration Co. *	3,742,050
150,000	Petroleo Brasileiro SA, ADR	3,930,000
265,000	Spectra Energy Corp.	3,845,150

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.1% (continued)
110,000	Total SA, ADR	$5,475,800

	Total Oil, Gas & Consumable Fuels	169,073,695

	TOTAL ENERGY	198,722,916

FINANCIALS - 10.8%
Capital Markets - 1.0%
200,000	Bank of New York Mellon Corp.	5,148,000
204,900	Franklin Resources Inc.	9,921,258

	Total Capital Markets	15,069,258

Commercial Banks - 1.0%
619,600	Comerica Inc.	10,322,536
75,800	Webster Financial Corp.	316,844
205,000	Wells Fargo & Co.	3,874,500

	Total Commercial Banks	14,513,880

Diversified Financial Services - 2.9%
1,609,320	Bank of America Corp.	10,589,326
1,326,357	JPMorgan Chase & Co.	33,835,367

	Total Diversified Financial Services	44,424,693

Insurance - 2.9%
567,574	Chubb Corp.	24,167,301
525,000	Travelers Cos. Inc.	20,286,000

	Total Insurance	44,453,301

Real Estate Investment Trusts (REITs) - 2.8%
1,825,000	Annaly Capital Management Inc.	27,630,500
64,600	AvalonBay Communities Inc.	3,346,926
72,100	Boston Properties Inc.	3,121,930
1,000,000	Chimera Investment Corp.	3,300,000
196,300	LaSalle Hotel Properties	1,635,179
73,500	Simon Property Group Inc.	3,159,030

	Total Real Estate Investment Trusts (REITs)	42,193,565

Thrifts & Mortgage Finance - 0.2%
250,000	Hudson City Bancorp Inc.	2,900,000

	TOTAL FINANCIALS	163,554,697

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 2.3%
598,452	Baxter International Inc.	35,099,210

Health Care Providers & Services - 0.6%
215,500	McKesson Corp.	9,525,100

Life Sciences Tools & Services - 0.2%
120,000	Pharmaceutical Product Development Inc.	2,866,800

Pharmaceuticals - 12.1%
834,509	Abbott Laboratories	46,265,179
600,000	Bristol-Myers Squibb Co.	12,846,000
942,207	Johnson & Johnson	54,355,922
305,766	Merck & Co. Inc.	8,729,619
566,870	Novartis AG, ADR	23,389,056
750,000	Pfizer Inc.	10,935,000
34,340	Roche Holding AG, ADR	1,205,677
165,000	Schering-Plough Corp.	2,897,400
538,685	Wyeth	23,147,295

	Total Pharmaceuticals	183,771,148

	TOTAL HEALTH CARE	231,262,258

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.8% (continued)
INDUSTRIALS - 13.1%
Aerospace & Defense - 3.0%
74,230	Boeing Co.	$3,140,672
782,452	Honeywell International Inc.	25,672,250
325,000	Raytheon Co.	16,451,500

	Total Aerospace & Defense	45,264,422

Air Freight & Logistics - 1.2%
415,760	United Parcel Service Inc., Class B Shares	17,665,642

Commercial Services & Supplies - 1.7%
825,000	Waste Management Inc.	25,731,750

Electrical Equipment - 2.1%
901,304	Emerson Electric Co.	29,472,641
109,080	Hubbell Inc., Class B Shares	3,381,480

	Total Electrical Equipment	32,854,121

Industrial Conglomerates - 4.5%
150,000	3M Co.	8,068,500
1,944,856	General Electric Co.	23,591,103
947,000	McDermott International Inc. *	9,820,390
175,000	Tyco International Ltd.	3,678,500
475,000	United Technologies Corp.	22,795,250

	Total Industrial Conglomerates	67,953,743

Machinery - 0.6%
225,780	Dover Corp.	6,385,058
122,940	PACCAR Inc.	3,244,387

	Total Machinery	9,629,445

	TOTAL INDUSTRIALS	199,099,123

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.9%
325,000	Nokia Oyj, ADR	3,987,750
175,000	QUALCOMM Inc.	6,046,250
440,630	Telefonaktiebolaget LM Ericsson, ADR	3,520,634

	Total Communications Equipment	13,554,634

Computers & Peripherals - 1.2%
200,000	International Business Machines Corp.	18,330,000

IT Services - 1.4%
600,000	Automatic Data Processing Inc.	21,798,000

Semiconductors & Semiconductor Equipment - 6.6%
1,818,230	Applied Materials Inc.	17,036,815
1,000,000	Intel Corp.	12,900,000
814,750	Linear Technology Corp.	19,081,445
805,680	Microchip Technology Inc.	15,283,750
2,832,620	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,357,955
935,190	Texas Instruments Inc.	13,981,090

	Total Semiconductors & Semiconductor Equipment	99,641,055

Software - 2.6%
2,300,975	Microsoft Corp.	39,346,672

	TOTAL INFORMATION TECHNOLOGY	192,670,361

MATERIALS - 2.7%
Chemicals - 1.8%
60,000	Air Products & Chemicals Inc.	3,018,000
568,100	E.I. du Pont de Nemours & Co.	13,043,576
75,000	Ecolab Inc.	2,547,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Chemicals - 1.8% (continued)
226,240	PPG Industries Inc.	$8,502,099

	Total Chemicals	27,110,675

Metals & Mining - 0.3%
250,000	Alcoa Inc.	1,947,500
83,420	Nucor Corp.	3,402,702

	Total Metals & Mining	5,350,202

Paper & Forest Products - 0.6%
328,751	Weyerhaeuser Co.	8,988,052

	TOTAL MATERIALS	41,448,929

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.0%
600,000	AT&T Inc.	14,772,000
1,396,599	Verizon Communications Inc.	41,716,412
575,000	Windstream Corp.	4,991,000

	Total Diversified Telecommunication Services	61,479,412

Wireless Telecommunication Services - 1.7%
1,355,838	Vodafone Group PLC, ADR	25,205,028

	TOTAL TELECOMMUNICATION SERVICES	86,684,440

UTILITIES - 1.4%
Electric Utilities - 0.8%
237,000	FPL Group Inc.	12,217,350

Multi-Utilities - 0.6%
113,000	PG&E Corp.	4,369,710
125,000	Sempra Energy	5,480,000

	Total Multi-Utilities	9,849,710

	TOTAL UTILITIES	22,067,060

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,595,440,191)	1,425,376,766

FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.4%
Repurchase Agreements - 6.4%
$2,716,000	Interest in $132,068,000 joint tri-party repurchase agreement dated 1/30/09 with Deutsche Bank Securities Inc., 0.280% due 2/2/09; Proceeds at maturity - $2,716,063; (Fully collateralized by various U.S. government agency obligations 0.000% to 8.100% due 2/3/09 to 7/15/29; Market value - $2,770,321)	2,716,000
93,615,000	Interest in $531,945,000 joint tri-party repurchase agreement dated 1/30/09 with Greenwich Capital Markets Inc., 0.280% due 2/2/09; Proceeds at maturity - $93,617,184; (Fully collateralized by various U.S. government agency obligations, 2.540% to 5.375% due 5/5/09 to 3/15/16; Market value - $95,487,464)	93,615,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $96,331,000)	96,331,000

	TOTAL INVESTMENTS - 100.2% (Cost - $1,691,771,191#)	1,521,707,766
	Liabilities in Excess of Other Assets - (0.2)%	(2,492,171)

	TOTAL NET ASSETS - 100.0%	$1,519,215,595

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$1,521,707,766	$1,425,376,766	$96,331,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$166,041,360
Gross unrealized depreciation	(336,104,785)

Net unrealized depreciation	$(170,063,425)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 27, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 27, 2009